Condensed Consolidated Statement of Shareholders' Deficit (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares	$ 77,391	$ 121,746	$ 364,161	$ 701,565